Document and Entity Information	0 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	SARATOGA ADVANTAGE TRUST
Central Index Key	0000924628
Amendment Flag	false
Document Creation Date	Dec. 28, 2012
Document Effective Date	Dec. 28, 2012
Prospectus Date	Dec. 31, 2012